Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 24, 2016
Goodwill and Other Intangible Assets
Schedule of other intangible assets

	April 24, 2016				April 26, 2015
				Net				Net
	Historical	Accumulated	Accumulated	Carrying	Historical	Accumulated	Accumulated	Carrying
	Cost	Amortization	Impairment	Amount	Cost	Amortization	Impairment	Amount

Indefinite-lived assets
Gaming licenses	$23,343	$—	$—	$23,343	$23,343	$—	$—	$23,343
Trademarks	7,149	—	—	7,149	7,149	—	—	7,149

Intangible assets - subject to amortization
Gaming licenses	12,500	(347)	(12,153)	—	12,500	(347)	(12,153)	—
Customer relationships	6,700	(4,955)	—	1,745	6,700	(4,118)	—	2,582
Customer lists	15,393	(15,393)	—	—	15,393	(15,393)	—	—
Tradename	544	(544)	—	—	544	(544)	—	—

Total	$65,629	$(21,239)	$(12,153)	$32,237	$65,629	$(20,402)	$(12,153)	$33,074

Schedule of future amortization expense of the entity's amortizable intangible assets
2017	838
2018	838
2019	69
Thereafter	—

Total	$1,745